Related party transactions	12 Months Ended
Dec. 31, 2022
Related party transactions
Related party transactions

27.   Related party transactions

As at December 31, 2022 the Company’s key shareholders are Andrey Fadeev and Boris Gertsovsky, each owning 20.3%, and Dmitrii Bukhman and Igor Bukhman, each owning 18.9% of the Company’s issued shares.

The transactions and balances with related parties are as follows:

(i)Directors and key management’s remuneration

The remuneration of Directors and other members of key management was as follows:

	2022	2021	2020
Directors' remuneration	1,153	902	338
–short-term employee benefits	944	870	338
–share-based payments	209	32	—
Other members of key management’s remuneration	2,080	2,834	219
–short-term employee benefits	817	1,395	219
–share-based payments	1,263	1,439	—
Total	3,233	3,736	557

(ii)Other operating income

Other operating income is presented below:

	2022	2021	2020
Income from technical support services from Lightmap Ltd to Castcrown Ltd	314	—	—
Income from technical support services from Nexters Armenia LLC to Castcrown Ltd	519	—	—
	833	—	—

(iii)Interest income

	2022	2021	2020
Castcrown Ltd	325	—	—
MX Capital Ltd	1,079	—	—
	1,404	—	—

(iv)Trade and other receivables

	December 31,	December 31,
	2022	2021
Receivable from Castcrown Ltd to Lightmap Ltd	123	—
Receivable from Castcrown Ltd to Nexters Armenia LLC	134	—
	257	—

(v)   Loan receivable

	December 31,	December 31,
	2022	2021
Loan to Castcrown Ltd – net (Note 17)	—	—
Loan to MX Capital Ltd – net (Note 17)	3,317	—
	3,317	—

The amount of ECL in respect of loans receivable from related parties is 28,475 as at December 31, 2022 and is 0 as at December 31, 2021.

In 2022 the Company acquired from Everix Investments Ltd jointly controlled by Dmitrii Bukhman and Igor Bukhman the 48.8% of the issued share capital of MX Capital Ltd — refer to Note 16 for further details.